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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07868

Invesco Advantage Municipal Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/16

Item 1. Schedule of Investments.

Invesco Advantage Municipal Income Trust II
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-CE-AMINC2-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–173.60%(a)

Alabama–3.26%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB (b)	5.00%	11/15/2046	$3,630	$4,025,053
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2039	950	1,038,550
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2044	950	1,035,196
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	2,375	2,412,881
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (c)	5.25%	07/01/2030	1,800	1,975,554
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,900	1,899,943
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (b)	5.00%	09/01/2046	2,100	2,307,774
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	4	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	2,200	2,453,814
				17,148,765

Alaska–0.73%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/2041	3,465	3,822,553

Arizona–2.90%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,645	1,799,120
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (b)(d)(e)	5.00%	07/01/2018	1,875	1,988,738
Series 2008 B, Highway RB (b)(d)(e)	5.00%	07/01/2018	2,810	2,980,455
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	500	539,425
Series 2010, RB	5.13%	05/15/2040	1,250	1,354,137
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	690	617,633
Series 2009, Education RB	7.13%	01/01/2045	660	591,690
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	380	419,566
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,340	2,495,001
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/2028	2,305	2,467,088
				15,252,853

California–23.22%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	1,715	1,837,382
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (c)(g)	0.00%	09/01/2019	6,000	5,683,980
Series 1997 C, Sub. Lease CAB RB (INS-AGM) (c)(g)	0.00%	09/01/2021	7,265	6,443,183
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS-SGI) (c)	5.25%	09/01/2035	170	171,890
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (b)(d)(e)	5.00%	04/01/2018	6,715	7,065,926
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	900	611,226
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (b)	5.00%	12/01/2024	850	896,903
Series 2008 AE, Water System RB (b)	5.00%	12/01/2025	1,075	1,134,157
Series 2008 AE, Water System RB (b)	5.00%	12/01/2026	1,075	1,133,985
Series 2008 AE, Water System RB (b)	5.00%	12/01/2027	650	685,568
Series 2008 AE, Water System RB (b)	5.00%	12/01/2028	1,075	1,133,663

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2034	$1,100	$1,202,465
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (h)	5.30%	08/01/2023	1,705	1,720,635
Series 2008 K, Home Mortgage RB (h)	5.45%	08/01/2028	3,800	3,820,938
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,050	1,132,625
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	1,215	1,301,739
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	2,685	2,850,020
California (State of) Public Works Board (Department of Corrections - State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC) (c)	5.00%	12/01/2019	2,610	2,755,012
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,450	1,569,190
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	655	663,967
Series 2016 A, RB (f)	5.00%	12/01/2046	1,030	1,023,655
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,300	1,423,903
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	765	840,154
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,335	1,466,150
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	2,220	2,537,416
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,060	2,248,923
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,805	3,170,043
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,000	2,299,500
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,350	1,489,941
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	405	410,706
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/2036	4,065	4,471,825
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (c)(g)	0.00%	01/15/2034	3,145	1,486,296
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	3,505	3,442,576
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,220	3,828,215
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,050	1,170,603
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	3,000	3,270,870
Irvine Ranch Water District (Improvement District Numbers 140,240,105 and 250); Series 1993, VRD Special Assessment RB (LOC-U.S. Bank, N.A.) (i)(j)	0.45%	04/01/2033	1,000	1,000,000
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/2037	1,200	1,337,604
Subseries 2008 A-1, Power System RB (b)	5.25%	07/01/2038	3,000	3,160,140
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	100	103,303
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (h)	5.00%	05/01/2028	2,730	3,021,318
Palomar Pomerado Health; Series 2009, COP (d)(e)	6.75%	11/01/2019	1,225	1,402,453
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS-NATL) (c)(g)	0.00%	06/01/2021	9,000	8,038,440
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	1,600	1,736,080
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)(d)(e)	5.00%	08/01/2021	8,490	9,698,552
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2025	850	947,181
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2026	1,700	1,890,570
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/2036	3,690	4,133,796
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/2033	4,000	4,448,840
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	525	580,645

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Vernon (City of); Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	$605	$647,495
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,400	1,503,474
				122,045,121

Colorado–3.81%

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (b)(d)(e)	5.00%	05/01/2018	5,425	5,723,212
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/2035	2,020	2,022,848
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	1,005	944,208
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,200	1,336,056
Series 2010, Private Activity RB	6.50%	01/15/2030	1,500	1,699,125
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,400	1,557,472
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	920	1,019,590
University of Colorado; Series 2013 A, Enterprise RB (b)	5.00%	06/01/2037	2,655	2,941,767
Series 2013 A, Enterprise RB (b)	5.00%	06/01/2043	2,535	2,794,711
				20,038,989

District of Columbia–3.65%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,650	1,451,439
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	2,650	3,007,326
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	800	910,632
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	5,500	5,713,510
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	850	909,033
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	1,725	1,844,801
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	5,190	5,373,622
				19,210,363

Florida–11.21%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	1,000	1,006,420
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,144,900
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,460	2,734,044
Series 2013 C, Airport System RB	5.25%	10/01/2038	1,900	2,136,132
Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	1,670	1,767,678
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	2,420	2,471,401
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,000	1,124,790
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	1,000	1,001,220
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,100	1,250,315
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (c)	5.95%	07/01/2020	215	223,606
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2026	1,305	1,347,765
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2027	1,325	1,368,341
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2028	1,440	1,487,016
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2032	2,500	2,575,175
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	1,800	2,017,512
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.38%	10/01/2033	1,075	1,133,867
Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.50%	10/01/2038	2,425	2,563,662

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

JEA; Series 2012 Three B, Electric System RB (b)	5.00%	10/01/2039	$3,300	$3,623,136
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	760,474
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,000	1,089,350
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	705	784,087
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	1,510	1,657,587
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2030	2,270	2,482,109
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	870	955,643
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	1,375	1,496,577
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (c)	5.00%	10/01/2035	1,450	1,601,699
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	965	1,047,691
Orlando (City of) Greater Orlando Aviation Authority; Series 2016 A, Airport Facilities RB (h)	5.00%	10/01/2040	1,000	1,083,990
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,215,799
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,250	1,309,175
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (b)(d)(e)	5.50%	10/01/2019	2,900	3,222,712
Series 2011, Ref. RB (b)	5.00%	10/01/2031	2,805	3,114,363
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (c)(d)	5.35%	05/01/2018	3,500	3,685,815
Reunion East Community Development District; Series 2005, Special Assessment RB (k)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	250	242,023
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/2027	500	511,290
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	870	608,817
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,074,520
				58,920,703

Georgia–4.28%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	410	449,877
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	225	246,884
Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	220	240,671
Atlanta (City of); Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,350	1,524,244
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,450	1,637,151
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,350	1,524,245
Series 2015, Ref. Water & Wastewater RB (b)	5.00%	11/01/2040	6,015	6,621,793
Fayette (County of) Hospital Authority (Piedmont Healthcare, Inc.); Series 2016 A, RAC	5.00%	07/01/2046	960	1,034,198
Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB (e)	5.70%	01/01/2019	4,505	4,868,959
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (b)	5.00%	09/01/2029	4,000	4,367,000
				22,515,022

Hawaii–2.98%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,794,875
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	2,250	2,433,308
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2033	4,500	5,082,705
Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	1,680	1,775,978
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	1,000	1,119,400
Honolulu (City and County of); Series 2015 A, Ref. Jr. Wastewater System RB (b)	5.00%	07/01/2031	2,160	2,462,011
				15,668,277

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–0.78%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	$850	$924,851
Series 2008 A, RB	6.75%	11/01/2037	1,100	1,190,508
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	695	703,993
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/2021	1,160	1,297,634
				4,116,986

Illinois–20.82%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,450	1,451,755
Bolingbrook (Village of); Series 1999 C, Ref. Unlimited Tax CAB GO Bonds (INS-NATL) (c)(g)	0.00%	01/01/2029	1,710	1,037,782
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/2040	800	848,168
Series 2013, Industrial Project RB	5.50%	11/01/2042	630	652,334
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (h)	5.50%	01/01/2031	2,600	2,893,280
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	950	1,001,490
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (b)(d)(e)	5.00%	01/01/2018	4,400	4,580,312
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	1,900	2,123,611
Series 2015 C, RB (h)	5.00%	01/01/2046	645	677,785
Series 2015 D, RB	5.00%	01/01/2046	450	488,583
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds (b)	5.00%	12/01/2045	1,335	1,454,509
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/2036	4,185	4,476,820
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	2,850	3,029,493
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	520	511,285
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	325	316,693
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	260	253,089
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	2,700	2,789,316
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,120	1,173,256
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,785	2,834,545
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,585	2,694,346
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	1,190	1,235,910
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	890	891,015
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	665	702,340
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	2,590	2,568,322
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,080,320
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,100	1,140,689
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB (d)(e)	5.75%	05/15/2017	460	470,378
Series 2007, Ref. RB (d)(e)	5.75%	05/15/2017	220	224,855
Series 2007, Ref. RB	5.75%	05/15/2026	520	523,104
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 A, Ref. RB (e)	6.75%	04/15/2017	335	342,383
Series 1992 C, RB (INS-AGM) (c)	6.75%	04/15/2017	185	189,077
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (d)(e)	5.50%	10/01/2018	1,325	1,428,257
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,133,180
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (b)	5.38%	08/15/2024	2,400	2,605,896
Series 2009 A, RB (b)	5.75%	08/15/2030	1,700	1,873,825
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	1,912,989
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	257	31,971
Series 2016 B, RB	5.63%	05/15/2020	1,447	1,420,984

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (d)(e)	5.50%	05/15/2018	$1,870	$1,987,174
Series 1999 A, RB (d)(e)	5.50%	05/15/2018	130	138,146
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB (d)(e)	6.25%	11/15/2019	845	960,714
Series 2009, RB	6.25%	11/15/2035	555	610,816
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	976,020
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	2,140	2,385,201
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,702,806
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/2017	3,000	3,091,230
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/2038	1,790	2,032,294
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)(d)(e)	5.50%	02/15/2021	2,595	2,983,238
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	2,460	2,687,033
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	4,830,750
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (c)(g)	0.00%	12/15/2029	2,100	1,140,993
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2031	920	996,084
Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2032	840	901,547
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (b)	5.00%	01/01/2038	3,125	3,406,688
Series 2014 C, RB (b)	5.00%	01/01/2039	3,760	4,044,369
Series 2015 A, RB (b)	5.00%	01/01/2040	1,500	1,614,825
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	935	937,038
Series 2013, Unlimited Tax GO Bonds (INS-AGM) (c)	5.25%	07/01/2029	1,660	1,746,171
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,250	1,239,550
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	850	841,628
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,050	1,061,162
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/2041	3,425	3,730,818
Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP-GNMA) (h)	7.60%	04/01/2027	50	50,517
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	3,625	4,073,920
Regional Transportation Authority; Series 1994 A, RB (INS-AMBAC) (c)	8.00%	06/01/2017	2,595	2,683,567
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (h)	7.00%	12/01/2042	530	546,589
				109,464,835

Indiana–3.82%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,550	2,856,357
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (h)	5.00%	09/01/2046	1,145	1,161,225
Series 2014, RB (h)	5.25%	09/01/2034	665	689,445
Series 2014, RB (h)	5.25%	09/01/2040	1,920	1,977,485
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (h)	5.00%	07/01/2040	2,940	3,014,441
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2035	500	512,660
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	440	448,659
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	618,784
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,050	3,995,082
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2034	1,000	1,110,180
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,280	1,390,605
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	6.75%	01/01/2034	1,500	1,776,660

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (d)(e)(f)	5.75%	09/01/2017	$500	$517,810
				20,069,393

Iowa–0.89%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	965	963,533
Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	825	822,030
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	855	793,466
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	9,640	671,908
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,400	1,408,554
				4,659,491

Kansas–0.85%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (b)	5.75%	11/15/2038	2,800	3,085,684
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,215	1,366,158
				4,451,842

Kentucky–3.17%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (c)	5.75%	12/01/2028	1,700	1,776,976
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,020	1,059,097
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,330	1,375,193
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.38%	06/01/2040	1,350	1,481,112
Series 2010 A, Hospital RB	6.50%	03/01/2045	3,700	4,068,076
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,800	1,947,456
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,605	1,736,482
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2024	205	220,510
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2025	235	252,571
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,074,650
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,132,950
Mount Sterling (City of) (Kentucky League of Cities Funding Trust Lease Program); Series 1993 B, RB	6.10%	03/01/2018	500	525,200
				16,650,273

Louisiana–2.53%

Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM) (c)	5.25%	06/01/2033	2,000	2,215,460
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (h)	8.00%	07/01/2039	1,555	834,724
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (d)(e)	6.75%	06/01/2018	2,250	2,435,715
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,070	1,149,480
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,775	2,775,139
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	655	700,948
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,245	1,343,716
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,050	1,127,878
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	655	700,837
				13,283,897

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–1.09%

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB (d)(e)	5.50%	07/01/2017	$940	$965,549
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,205	1,299,484
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2046	1,285	1,434,124
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,095	1,180,991
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	775	838,046
				5,718,194

Massachusetts–2.34%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,005	1,094,776
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/2032	900	1,050,561
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2041	1,575	1,736,674
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (b)(d)(e)	4.50%	08/15/2017	6,590	6,757,650
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (b)	5.00%	08/01/2030	1,500	1,671,030
				12,310,691

Michigan–2.21%

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB	5.00%	04/15/2041	2,190	2,395,181
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	950	1,006,858
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (c)	5.00%	07/01/2031	2,500	2,761,900
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	475	513,546
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	475	523,597
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	1,220	1,296,701
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	1,740	1,874,015
Oakland University; Series 2012, General RB	5.00%	03/01/2032	1,145	1,268,981
				11,640,779

Minnesota–0.71%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	2,050	2,254,405
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,350	1,491,116
				3,745,521

Missouri–1.44%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	800	889,936
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,842,394
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	170	171,734
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,100	1,154,274
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,249,190
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	665	652,252
St. Louis (County of); Series 1993 H, Mortgage Revenue Ctfs. of Receipt (e)(h)	5.40%	07/01/2018	1,500	1,590,120
				7,549,900

Nebraska–0.98%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2042	3,250	3,472,170
Series 2012, Gas RB	5.25%	09/01/2037	1,000	1,088,240

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–(continued)

Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	$565	$614,765
				5,175,175

Nevada–0.34%

Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/2017	1,750	1,788,325

New Jersey–6.68%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	1,800	1,940,094
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.38%	01/01/2043	2,000	2,191,400
New Jersey (State of) Economic Development Authority; Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/2026	6,625	7,962,786
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (e)	6.75%	07/01/2019	1,600	1,729,936
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 D, Transportation System RB	5.00%	12/15/2023	1,700	1,811,486
Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,150	1,176,991
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	770	816,077
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2030	2,575	2,650,422
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	2,600	2,847,338
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (h)	5.00%	12/01/2023	1,500	1,642,875
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	4,265	4,228,150
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	800	681,504
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	3,065	2,840,335
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	3,070	2,621,934
				35,141,328

New Mexico–0.79%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,275	2,513,147
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/2032	1,500	1,625,835
				4,138,982

New York–15.01%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB (d)(e)	6.25%	01/15/2020	1,480	1,688,295
Series 2009, RB (d)(e)	6.38%	01/15/2020	1,620	1,854,139
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,310	2,165,209
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB (d)(e)	5.25%	11/15/2019	2,000	2,221,140
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,425	1,568,327
Series 2016 B, Ref. RB	5.00%	11/15/2037	1,620	1,788,383
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,250	2,551,207
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	3,000	3,303,750
Series 2012 FF, Water & Sewer System RB (b)	5.00%	06/15/2045	5,515	6,100,914
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	1,000	1,124,930
Subseries 2011 A-1, VRD Water & Sewer System RB (i)	0.57%	06/15/2044	1,200	1,200,000
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/2026	5,440	5,664,128
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/2030	2,505	2,777,870
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	7,900	8,774,372
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (b)	5.00%	03/15/2040	4,210	4,650,156
New York (State of) Housing Finance Agency (505 West 37th Street); Series 2009 B, VRD RB (LOC-Landesbank Hessen-Thüringen) (i)(j)	0.57%	05/01/2042	700	700,000

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2026	$2,000	$2,154,440
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2027	2,250	2,422,688
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/2029	4,140	4,628,230
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,305	1,449,085
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (b)	5.00%	12/15/2031	2,785	3,187,488
New York City Housing Development Corp. (Monteflore Medical Center); Series 1993 A, VRD Residential Special Obilgation RB (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.57%	05/01/2030	900	900,000
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	4,060	4,126,259
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	2,000	2,188,140
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/2020	4,110	4,433,169
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2026	1,300	1,364,805
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (h)	5.25%	01/01/2050	3,815	3,932,464
				78,919,588

North Carolina–1.69%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	5,590	6,142,013
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/2054	1,810	1,891,088
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (d)(e)	5.75%	10/01/2017	795	826,728
				8,859,829

North Dakota–0.20%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,042,920

Ohio–8.17%

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,670	2,910,807
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	405	437,538
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	820	880,959
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	190	158,177
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	5,840	4,966,336
Butler (County of) Hospital Facilities (UC Health); Series 2016, Ref. RB	5.00%	11/15/2045	900	964,143
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	900	939,843
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/2036	2,685	2,906,378
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	2,750	3,036,770
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,135	1,157,371
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	875	986,090
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/2024	3,600	3,754,800
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	3,325	3,467,709
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	3,350	3,494,050
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (b)(d)(e)	5.00%	04/28/2018	1,625	1,713,140
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (c)(h)	5.00%	12/31/2039	615	653,314
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(h)	4.80%	09/01/2036	5,000	5,002,950
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	2,800	2,614,892
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR RB (d)	4.38%	06/01/2022	1,130	1,042,911

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2035	$1,720	$1,855,467
				42,943,645

Pennsylvania–1.25%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,100	1,190,365
Pennsylvania (State of) Turnpike Commission; Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	1,180	1,355,537
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	640	740,563
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	680	766,074
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	225	260,629
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	235	274,191
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,090	1,242,001
Subseries 2014 A-2, Sub. Conv. CAB RB (l)	5.13%	12/01/2039	1,000	761,010
				6,590,370

South Carolina–1.97%

Greenville (City of); Series 2002, Ref. & Improvement Tax Increment Allocation RB (INS-NATL) (c)	5.25%	04/01/2021	170	170,603
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (d)(e)	5.50%	02/01/2019	1,000	1,087,690
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,200	1,321,644
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2047	308	290,892
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	215	20,427
South Carolina (State of) Ports Authority; Series 2015, RB (h)	5.25%	07/01/2050	2,620	2,783,488
Series 2015, RB (h)	5.25%	07/01/2055	1,030	1,093,438
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/2033	3,300	3,587,760
				10,355,942

South Dakota–0.47%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,235	1,314,633
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,182,654
				2,497,287

Tennessee–2.21%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS-NATL) (c)(g)	0.00%	07/01/2026	12,525	8,353,799
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (b)(d)(e)	5.25%	03/01/2018	3,100	3,258,131
				11,611,930

Texas–25.21%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,600	1,774,304
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2018	1,400	1,476,832
Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2019	1,600	1,723,920
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2034	3,000	3,299,280
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,585	2,839,829
Series 2013 A, Joint Improvement RB (h)	5.00%	11/01/2030	1,000	1,094,740
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/2037	5,850	6,146,712
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/2041	2,000	2,210,200
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (b)(d)(e)	5.00%	08/15/2019	4,350	4,758,596

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	$925	$1,035,380
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,100	1,189,441
Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/2036	9,425	9,793,800
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2033	3,150	3,520,535
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (b)(d)(e)	5.00%	02/01/2017	3,700	3,726,492
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,015	1,035,990
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,500	1,602,975
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/2039	2,270	2,460,112
Series 2012-A, Ref. RB (d)(e)	5.00%	05/15/2022	5	5,769
Series 2012-A, Ref. RB	5.00%	05/15/2033	1,730	1,892,966
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,602,787
Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS-AMBAC) (c)(h)	5.13%	11/01/2028	5,000	5,779,950
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (c)	5.00%	04/01/2046	1,000	1,055,170
North East Texas Regional Mobility Authority; Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	1,350	1,451,952
North Texas Tollway Authority; Series 2008, Ref. First Tier System RB (d)(e)	5.63%	01/01/2018	880	922,178
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	120	124,504
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	1,095	1,151,896
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	880	925,725
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	120	125,315
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	155	162,054
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	3,200	3,357,664
Series 2011 A, Special Projects System RB (b)	5.50%	09/01/2036	3,180	3,619,158
Series 2015 B, Ref. RB (b)	5.00%	01/01/2040	7,525	8,285,928
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,000	2,203,540
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	770	741,341
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,285	1,205,716
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,014,830
Series 2007, Retirement Facility RB	5.75%	11/15/2037	585	590,897
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB (d)(e)	5.25%	11/15/2017	3,075	3,202,643
Series 2007, Retirement Facility RB	5.25%	11/15/2037	3,925	4,004,403
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	500	503,560
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (c)	6.25%	07/01/2028	3,600	3,891,384
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,503,779
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	2,650	1,163,350
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	3,455	1,447,921
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)(d)(e)	5.00%	04/01/2018	5,870	6,175,181
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	3,310	3,593,270
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,290	1,447,290
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,970	5,775,488

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	$1,650	$1,739,562
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,000	1,044,990
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,875	5,086,380
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,675	1,906,619
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,150	1,310,264
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	800	803,736
				132,508,298

Utah–0.82%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (e)(g)	0.00%	07/01/2017	3,445	3,421,540
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	875	886,182
				4,307,722

Vermont–1.05%

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (i)(j)	0.54%	09/01/2038	5,500	5,500,000

Virgin Islands–0.37%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	1,975	1,922,899

Virginia–1.60%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (c)	5.00%	07/15/2017	1,465	1,491,033
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	2,705	2,898,245
Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	620	697,339
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	2,890	3,010,224
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	318	320,350
				8,417,191

Washington–3.29%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2025	1,675	1,877,541
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2018	1,500	1,474,530
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	2,265	2,540,039
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/2033	2,700	2,998,350
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/2041	645	711,919
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/2041	2,550	2,682,906
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,125	1,336,579
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	1,720	1,809,371
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,879,979
				17,311,214

West Virginia–1.36%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (h)	5.50%	10/15/2037	2,500	2,447,900

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	$920	$957,012
Series 2008, RB	6.25%	10/01/2023	1,270	1,318,196
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,160	1,275,710
Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,065	1,171,234
				7,170,052

Wisconsin–3.17%
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (h)	5.38%	11/01/2021	500	515,520
Series 2007 B, Collateralized Utility RB (h)	5.75%	11/01/2037	460	473,492
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	5,088,697
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (d)(e)	5.00%	08/15/2022	1,400	1,627,948
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,340	1,493,015
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (b)(h)	5.30%	09/01/2023	677	687,453
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (b)	5.00%	03/01/2046	4,515	4,882,837
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	687,239
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,125	1,228,466
				16,684,667

Wyoming–0.28%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,350	1,474,065
TOTAL INVESTMENTS(m)–173.60% (Cost $865,680,705)				912,645,877
FLOATING RATE NOTE OBLIGATIONS–(32.57)% Notes with interest and fee rates ranging from 1.08% to 1.52% at 11/30/2016, and contractual maturities of collateral ranging from 09/01/2023 to 10/01/2052 (See Note 1D)(n)				(171,230,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES-(43.94)%				(230,990,535)
OTHER ASSETS LESS LIABILITIES–2.91%				15,282,210
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$525,707,552

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
Ctfs.	—Certificates
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
LOC	—Letter of Credit

MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $18,719,511, which represented 3.56% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to the alternative minimum tax.

(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2016 represented less than 1% of the Trust’s Net Assets.

(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.6%
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Trust’s investments with a value of $277,940,955 are held by TOB Trusts and serve as collateral for the $171,230,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Advantage Municipal Income Trust II

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco Advantage Municipal Income Trust II

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2016 was $101,259,487 and $90,669,025, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$51,918,639
Aggregate unrealized (depreciation) of investment securities	(6,600,433)
Net unrealized appreciation of investment securities	$45,318,206
Cost of investments for tax purposes is $867,327,671.

Invesco Advantage Municipal Income Trust II

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Advantage Municipal Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.